Note 14 - Lease Liabilities and Other Loans (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of borrowings and finance lease liabilities [text block]
	As of December 31,
[US$ thousands]	2021	2022
Non-current lease liabilities	1,925	4,723
Non-current interest-bearing loans	155	-
Total non-current lease liabilities and other loans	2,081	4,723
Current lease liabilities	3,449	2,840
Current interest-bearing loans	7,784	146
Other current loans	194	126
Total current lease liabilities and other loans	11,427	3,112
Total lease liabilities and other loans	13,508	7,836

Disclosure of lease amounts included in financial statements [text block]
	As of December 31,
[US$ thousands]	2021	2022
Right-of-use assets:
Office properties (Note 10)	4,171	6,307
Equipment (Note 10)	1,070	1,157
Total right-of-use assets	5,241	7,464
Lease liabilities:
Non-current lease liabilities	1,925	4,723
Current lease liabilities	3,449	2,840
Total lease liabilities	5,374	7,564
	Year ended December 31,
[US$ thousands]	2021	2022
Depreciation expense of right-of-use assets classified as property	2,407	2,047
Depreciation expense of right-of-use assets classified as equipment	2,347	1,636
Interest expense (included in finance expense)	266	242
Expense relating to short-term leases (included in other operating expenses)	2,104	2,609
Foreign exchange (gain) loss	277	(103)
Total lease-related expenses	7,400	6,431

Disclosure of reconciliation of liabilities arising from financing activities [text block]
[US$ thousands]	Non-current lease liabilities	Non-current interest-bearing loans	Current lease liabilities	Current interest-bearing loans	Other current loans	Total
As of January 1, 2021	3,094	490	4,707	311	371	8,973
Net cash flows	(1,836)	(33)	(3,283)	(311)	(154)	(5,617)
Change in credit facility	-	-	-	7,483	-	7,483
New and modified leases	667	-	2,025	-	-	2,692
Other changes (1)	-	(301)	-	301	(23)	(23)
As of December 31, 2021	1,925	155	3,449	7,784	194	13,508
Net cash flows	(353)	(9)	(3,484)	(301)	(68)	(4,216)
Change in credit facility	-	-	-	(7,483)	-	(7,483)
New and modified leases	3,151	-	2,875	-	-	6,027
Other changes (1)	-	(146)	-	146	-	-
As of December 31, 2022	4,723	-	2,840	146	126	7,836